Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Nominal amount [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		€ 317,173		€ 293,248
Movements in financial assets including new business		6,337		16,498
Transfers due to changes in creditworthiness		0		0
Changes in models				0
Foreign exchange and other changes		(4,696)		7,427
Balance, end of reporting period		318,814		317,173
Of which: Financial guarantees		64,798		67,337
Nominal amount [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		296,062		276,157
Movements in financial assets including new business		4,062		16,078
Transfers due to changes in creditworthiness		(3,040)		(3,047)
Changes in models				0
Foreign exchange and other changes		(4,337)		6,874
Balance, end of reporting period		292,747		296,062
Of which: Financial guarantees		58,405		61,083
Nominal amount [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		18,478		14,498
Movements in financial assets including new business		2,510		361
Transfers due to changes in creditworthiness		3,094		3,166
Changes in models				0
Foreign exchange and other changes		(304)		452
Balance, end of reporting period		23,778		18,478
Of which: Financial guarantees		5,991		5,283
Nominal amount [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		2,625		2,582
Movements in financial assets including new business		(235)		62
Transfers due to changes in creditworthiness		(54)		(119)
Changes in models				0
Foreign exchange and other changes		(54)		100
Balance, end of reporting period		2,282		2,625
Of which: Financial guarantees		401		971
Nominal amount [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		8		11
Movements in financial assets including new business		0		(3)
Transfers due to changes in creditworthiness		0		0
Changes in models				0
Foreign exchange and other changes		0		0
Balance, end of reporting period		8		8
Of which: Financial guarantees		0		0
Total loan loss allowance [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		551	[1],[2]	443	[3]
Movements in financial assets including new business		(160)	[1],[4]	99	[2],[3]
Transfers due to changes in creditworthiness		0		0	[2],[3]
Changes in models	[2],[3]			0
Foreign exchange and other changes		2	[1],[4]	9	[2],[3]
Balance, end of reporting period	[1]	393	[4]	551	[2]
Of which: Financial guarantees		233		378
Total loan loss allowance [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		144	[1],[2]	108	[3]
Movements in financial assets including new business		(39)	[1],[4]	21	[2],[3]
Transfers due to changes in creditworthiness	[2],[3]			12
Changes in models	[2],[3]			0
Foreign exchange and other changes	[2],[3]			4
Balance, end of reporting period	[1],[2]			144
Of which: Financial guarantees				95
Total loan loss allowance [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		97	[1],[2]	111	[3]
Movements in financial assets including new business		(3)	[1],[4]	(1)	[2],[3]
Transfers due to changes in creditworthiness		(4)	[1],[4]	(15)	[2],[3]
Changes in models	[2],[3]			0
Foreign exchange and other changes		(2)	[1],[4]	3	[2],[3]
Balance, end of reporting period	[1]	88	[4]	97	[2]
Of which: Financial guarantees		37		56
Total loan loss allowance [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		310	[1],[2]	225	[3]
Movements in financial assets including new business		(118)	[1],[4]	78	[2],[3]
Transfers due to changes in creditworthiness		(7)	[1],[4]	3	[2],[3]
Changes in models	[2],[3]			0
Foreign exchange and other changes		3	[1],[4]	3	[2],[3]
Balance, end of reporting period	[1]	187	[4]	310	[2]
Of which: Financial guarantees		113		226
Total loan loss allowance [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		0	[2],[4]	0	[3]
Movements in financial assets including new business		0		0	[2],[3]
Transfers due to changes in creditworthiness		0		0	[2],[3]
Changes in models	[2],[3]			0
Foreign exchange and other changes		0		0	[2],[3]
Balance, end of reporting period		0		0	[2],[4]
Of which: Financial guarantees		€ 0		€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023